PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS	Note 5 - PREPAID EXPENSES AND OTHER CURRENT ASSETS:
	December 31
	2023	2022
	U.S. dollars in thousands

Prepaid expenses	203	66
Institutions	117	216
Advances to suppliers	304	16
Other	128	299
	752	597